UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    435 Pacific Avenue, 5th Floor
            San Francisco, CA  94133

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone:     (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham              San Francisco, CA   August 7, 2008

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:      705,432  X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER      TITLE               VALUE              SH/  PUT/   INV.   OTHER  VOTING
                    OF      CUSIP       X1000   SHARES     PRN  CALL   DISC   MGR    AUTH
                    CLASS
                                                                                     SOLE

***GIGAMEDIA LTD    Common  Y2711Y104   99250   8319357    SH          Sole          8319357
***VANCEINFO        Common  921564100   6516    773840     SH          Sole          773840
TECHNOLOGIES INC
ADVENT SOFTWARE     Common  007974108   48567   1346082    SH          Sole          1346082
INC
AMERICAN TOWER SYS  Common  029912201   137309  3249916    SH          Sole          3249916
CORP
APPLIED MATERIALS   Common  038222105   18613   975000     SH          Sole          975000
INC
CA Inc              Common  12673P105   30132   1305000    SH          Sole          1305000
CITRIX SYS INC      Common  177376100   48085   1635000    SH          Sole          1635000
COMERICA INC        Common  200340107   8868    345993     SH          Sole          345993
CROWN CASTLE INTL   Common  228227104   62233   1606854    SH          Sole          1606854
CORP
CTC MEDIA INC       Common  12642X106   8056    326700     SH          Sole          326700
DREAMWORKS          Common  26153C103   14191   476041     SH          Sole          476041
ANIMATION INC
LAMAR ADVERTISING   Common  512815101   18233   506043     SH          Sole          506043
CO-CL A
LEAP WIRELSS INTL   Common  521863308   22393   518714     SH          Sole          518714
INC
MOODYS CORP         Common  615369105   43153   1253000    SH          Sole          1253000
NOVELLUS SYSTEMS    Common  670008101   21190   1000000    SH          Sole          1000000
INC
ORASCOM TELECOM S   Common  4007739     37119   579989     SH          Sole          579989
A E
PROSHARES TR        Common  74347R875   9414    210000     SH          Sole          210000
ULTRASHT QQQ
QUALCOMM INC        Common  747525103   25069   565000     SH          Sole          565000
SAIC INC            Common  78390X101   38675   1858489    SH          Sole          1858489
TURKCELL ILETISIM   SPON    900111204   8366    575000     SH          Sole          575000
HIZMETLERI ADR      ADR NEW


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